Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Federal statutory tax rate	21.00%	21.00%
Income tax benefit	$ 3,291,703
Net deferred tax assets	45,273,417	16,650,521
Federal state loss carry forward	78,563,194	47,341,455
Loss carryforwards	$ 107,580,614	$ 25,468,713
Canadian federal [Member]
Income Taxes (Details) [Line Items]
Carry forwards expire	20 years